Inventories - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	€ 45,601	€ 180,866
Raw materials, write-down provision	28,158	79,939
Work in progress, write-down provision	15,177	99,089
Finished goods, write-down provision	1,524	1,417
Purchased goods, write-down provision	743	421
COVID VLA2001
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	31,200	176,900
Raw materials, write-down provision	26,600	78,800
Work in progress, write-down provision	4,600	98,100
IXIARO, DUKORAL and IXCHIQ
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	12,200	2,200
IXIARO and DUKORAL
Disclosure Of Inventories [Line Items]
Finished goods, write-down provision	€ 1,500	1,400
Purchased goods, write-down provision		€ 400